Equity (Tables)	12 Months Ended
Sep. 30, 2021
Equity
Schedule of noncontrolling interest

	As of	As of
	September 30,	September 30,
	2021	2020
Paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation gain (loss) attributed to noncontrolling interest	14,588	(33,828)
Net loss attributed to noncontrolling interest	(13,496)	(11,520)
Total noncontrolling interest	$916,506	$869,981

Summary of outstanding warrants

				Weighted
		Weighted		average
	Number	average	Total	remaining
	of	exercise	intrinsic	contractual
	warrants	price	value	life (in years)
Outstanding as of September 30, 2019	919,808	$6.62	$1,232,543-	3.1
Issued	692,886	$2.00	455,365	2.6
Outstanding as of September 30, 2020	1,612,694	$2.00	1,059,862	2.1
Issued	275,150,000	$0.0001	127,229,360	—
Exercised	(275,150,000)	$0.0001	(127,229,360)	—
Outstanding as of September 30, 2021	1,612,694	$0.22	$391,078	1.1
Warrants exercisable as of September 30, 2021	1,612,694	$0.22	$391,078	1.1

Schedule of fair value of the warrants has been estimated using Black-Scholes option pricing model

	For the Years Ended September 30,
	2021			2020			2019
Exercise price	$0.22	-	$0.30	$2.00	-	$7.183	$6.53	-	$7.183
Stock Price	$0.21	-	$1.08	$0.68	-	$0.72			$5.50
Term (in years)	1.14	-	1.59	2.31	-	2.64			4.00
Volatility	108.36%	-	146.04%	99.55%	-	113.25%			72.57%
Risk-free interest rate	0.06%	-	0.14%	0.16%	-	0.58%			2.94%
Dividend yield			—			—			—